CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2019	$ 517	$ 5,040,156	$ 257,409	$ 2,368,512	$ (828,243)	$ 6,838,351	$ 424,995	$ 7,263,346
Balance, shares at Sep. 30, 2019	5,166,667
Ordinary shares issued	$ 63					63		63
Ordinary shares issued, shares	633,333
Amortization of share-based compensation		211,049				211,049		211,049
Appropriation to statutory reserve			322,513	(322,513)
Net income (loss)				3,026,673		3,026,673	71,644	3,098,317
Foreign currency translation adjustment					440,141	440,141	10,093	450,234
Balance at Sep. 30, 2020	$ 580	5,251,205	579,922	5,072,672	(388,102)	10,516,277	506,732	11,023,009
Balance, shares at Sep. 30, 2020	5,800,000
Amortization of share-based compensation		422,221				422,221		422,221
Appropriation to statutory reserve			470,799	(470,799)
Net income (loss)				4,590,803		4,590,803	18,650	4,609,453
Foreign currency translation adjustment					610,323	610,323	2,483	612,806
Issuance of ordinary shares in initial public offerings, net	$ 253	9,822,097				9,822,350		9,822,350
Issuance of ordinary shares in initial public offerings, net, shares	2,530,000
Amortization of stock options		44,910				44,910		$ 44,910
Exercise of stock options, shares
Balance at Sep. 30, 2021	$ 833	15,540,433	1,050,721	9,192,676	222,221	26,006,884	527,865	$ 26,534,749
Balance, shares at Sep. 30, 2021	8,330,000
Amortization of share-based compensation		170,883				170,883		170,883
Appropriation to statutory reserve			753,395	(753,395)
Net income (loss)				6,237,488		6,237,488	4,936	6,242,424
Foreign currency translation adjustment					(2,853,392)	(2,853,392)	(2,309)	(2,855,701)
Non-cash exercise of warrants	$ 6	(6)
Non cash exercise of warrants, shares	52,226
Exercise of stock options	$ 1	140				141		$ 141
Exercise of stock options, shares	14,000							14,000
Balance at Sep. 30, 2022	$ 840	$ 15,711,450	$ 1,804,116	$ 14,676,769	$ (2,631,171)	$ 29,562,004	$ 530,492	$ 30,092,496
Balance, shares at Sep. 30, 2022	8,396,226